UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emerson Investment Management, Inc.
Address:	11 Beacon Street
		Boston, Massachusetts  02108

Form 13F File Number: 	28-6048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Bradford Gardner
Title:		Managing Director
Phone:		(617) 720-1516

Signature, Place, and Date of Signing:

	/s/  Bradford Gardner	   Boston, Massachusetts	   February 3, 2003
      ------------------------	   ---------------------	   -----------
	     [signature]	       [City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				 UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			124 Data Records

Form 13F Information Table Value Total:			$269,661

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

EMERSON INVESTMENT MANAGEMENT, INC.
FORM 13F
December 31, 2002




                                                                  FORM 13F INFORMATION TABLE
 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA-PACIFIC INCOME F IBF              003009107     5668  1226821 SH       Sole                           1226821
GLOBAL HIGH INCOME DOLLAR FD   IBF              37933G108     8613   598554 SH       Sole                            598554
STRATEGIC GLOBAL INCOME FD     IBF              862719101     6307   477081 SH       Sole                            477081
TEMPLETON GLOBAL INCOME        IBF              880198106     9037  1173628 SH       Sole                           1173628
CREDIT SUISSE HIGH YIELD BOND  BF               22544f103     1358   329678 SH       Sole                            329678
MANAGED HIGH INCOME            BF               56166C105     4456   721110 SH       Sole                            721110
MFS GOVT LTD MAT FD SH BEN INT BF               552957102      108    12714 SH       Sole                             12714
MFS INTERMED INCOME            BF               55273C107      104    14714 SH       Sole                             14714
MFS MULTIMARKET INCOME TRUST   BF               552737108     8975  1516007 SH       Sole                           1516007
OPPENHEIMER FUND               BF               683933105     7809  1035650 SH       Sole                           1035650
PIMCO FDS PAC INVT MGM SHORT T BF               693391211      104    10426 SH       Sole                             10426
PUTNAM MASS II TAX EXEMPT IN T BF               74683H309      231    24117 SH       Sole                             24117
SCHWAB SHORT BOND MKT INDEX    BF               808517205      112    10963 SH       Sole                             10963
SCUDDER HIGH INCOME TRUST      BF               811153105      778   145100 SH       Sole                            145100
SENIOR HIGH INCOME             BF               81721E107      434    90000 SH       Sole                             90000
TRANSAMERICA INC SHRS          BF               893506105      253    10000 SH       Sole                             10000
VAN KAMPEN BOND FUND           BF               920955101      741    40175 SH       Sole                             40175
AGL CAPITAL TRUST II 8.00% PFD PFD              001198209      596    22500 SH       Sole                             22500
AGRIUM INC PFD                 PFD              008916207      730    33025 SH       Sole                             33025
ALLMERICA FINANCIAL CORTS 7.75 PFD              22081n204      154    12800 SH       Sole                             12800
AMERICAN GENERAL CAP III PFD 8 PFD              02638w204      386    13800 SH       Sole                             13800
AT&T CAPITAL CORP PFD 8.25%    PFD              00206J209     1325    51800 SH       Sole                             51800
BARCLAYS BANK PFD E            PFD              06738C836      574    22425 SH       Sole                             22425
BSCH FINANCE LTD (SANTAN) 8.62 PFD              g16547286      451    17240 SH       Sole                             17240
DELTA AIR LINES PFD            PFD              247361405      180    13800 SH       Sole                             13800
DOMINION CNG CAPITAL TRUST 7.8 PFD              257206201     2237    86250 SH       Sole                             86250
EQUITY OFFICE PROPERTIES PFD G PFD              294741871     6360   248640 SH       Sole                            248640
GLIMCHER REALTY PFD B          PFD              379302201     2907   116975 SH       Sole                            116975
HIGHWOODS PROPERTIES PFD B     PFD              431284306     4977   216410 SH       Sole                            216410
HRPT PROPERTIES PFD A          PFD              40426w200     9276   351360 SH       Sole                            351360
HRPT PROPERTIES PFD B          PFD              40426w309     1024    40075 SH       Sole                             40075
JP MORGAN CHASE CAPITAL IX PFD PFD              46623c202      610    23300 SH       Sole                             23300
LINCOLN NATL CAP V PFD GTD TR  PFD              534042205     2033    79800 SH       Sole                             79800
PUBLIC STORAGE SERIES R PFD 8. PFD              74460D687     1699    65200 SH       Sole                             65200
ROYAL BANK SCOTLAND PFD I 8.0% PFD              780097861      825    31000 SH       Sole                             31000
ROYAL BK SCOTLAND PFD H        PFD              780097879      552    21650 SH       Sole                             21650
SAFECO CAP I CORTS TR          PFD              22081r205      248     9500 SH       Sole                              9500
TEXTRON CAPITAL PFD            PFD              883198202     2977   117935 SH       Sole                            117935
UNUMPROVIDENT CORTS FIN 8.10%  PFD              22081P209      498    25800 SH       Sole                             25800
CRESCENT REAL ESTATES SER A CV CPFD             225756204    16703   865450 SH       Sole                            865450
DUKE ENERGY CORP PFD 8.25%     CPFD             264399585     5112   321295 SH       Sole                            321295
NEWELL FINL TR 5.25% PFD       CPFD             651195307     7221   159580 SH       Sole                            159580
UNOCAL CORP 6.25% PFD (UCCTP)  CPFD             91528T207      256     5000 SH       Sole                              5000
1/10 BERKSHIRE HTHWY CL A      COM              084670991      218       30 SH       Sole                                30
AMERICAN EXPRESS CO            COM              025816109      975    27574 SH       Sole                             27574
AMERICAN INT'L GROUP           COM              026874107      518     8957 SH       Sole                              8957
AMGEN INC COM                  COM              031162100      831    17190 SH       Sole                             17190
ANALOG DEVICES                 COM              032654105     1097    45951 SH       Sole                             45951
AOL TIME WARNER                COM              00184a105      159    12169 SH       Sole                             12169
ARCHSTONE-SMITH TRUST          COM              039583109     3095   131498 SH       Sole                            131498
AUTOMATIC DATA                 COM              053015103     3144    80103 SH       Sole                             80103
BECKMAN COULTER INC            COM              075811109     2508    84975 SH       Sole                             84975
BIOGEN INC                     COM              090597105     3088    77083 SH       Sole                             77083
BIOMET INC COM                 COM              090613100     3248   113328 SH       Sole                            113328
BP PLC - SPONS ADR             COM              055622104     1437    35354 SH       Sole                             35354
CAREER EDUCATION CORP          COM              141665109      664    16600 SH       Sole                             16600
CENDANT CORP                   COM              151313103      155    14749 SH       Sole                             14749
CHEVRONTEXACO CORP COM         COM              166764100     2378    35777 SH       Sole                             35777
CISCO SYSTEMS INC              COM              17275R102     1240    94661 SH       Sole                             94661
CITIGROUP INC                  COM              172967101     5043   143301 SH       Sole                            143301
CITIZENS BANCORP INC           COM              172929101      218    12768 SH       Sole                             12768
COLGATE PALMOLIVE              COM              194162103     3774    71987 SH       Sole                             71987
CONOCOPHILLIPS COM             COM              20825c104     2966    61287 SH       Sole                             61287
CONVERGYS CORP                 COM              212485106     1899   125370 SH       Sole                            125370
CVS                            COM              126650100     2499   100067 SH       Sole                            100067
DEVRY INC                      COM              251893103      175    10550 SH       Sole                             10550
DUPONT E I DE NEMOURS          COM              263534109      204     4800 SH       Sole                              4800
EDUCATION MANAGEMENT CORP      COM              28139T101      603    16050 SH       Sole                             16050
EDWARDS LIFESCIENCES COM       COM              28176e108      253     9950 SH       Sole                              9950
EMC CORP MASS                  COM              268648102      699   113843 SH       Sole                            113843
EMERSON ELEC CO                COM              291011104     2071    40725 SH       Sole                             40725
EQUITY RESIDENTIAL             COM              29476L107     3234   131568 SH       Sole                            131568
EXXON MOBIL CORP               COM              30231g102     2737    78320 SH       Sole                             78320
FAIR ISAAC & COMPANY INC       COM              303250104      463    10845 SH       Sole                             10845
FEDEX CORPORATION              COM              31428X106      908    16750 SH       Sole                             16750
FLEETBOSTON FINL CORP COM      COM              339030108     3633   149523 SH       Sole                            149523
GENENTECH INC                  COM              368710406     1017    30655 SH       Sole                             30655
GENERAL ELECTRIC CO            COM              369604103     4003   164390 SH       Sole                            164390
GENZYME CORP                   COM              372917104      695    23500 SH       Sole                             23500
HANOVER COMPRESSOR CO COM      COM              410768105      128    13900 SH       Sole                             13900
HEINZ H J CO                   COM              423074103      608    18485 SH       Sole                             18485
HOME DEPOT                     COM              437076102     2081    86868 SH       Sole                             86868
HONEYWELL CORP                 COM              438516106     2347    97793 SH       Sole                             97793
IBM                            COM              459200101     4298    55459 SH       Sole                             55459
INTEL CORP                     COM              458140100     2315   148661 SH       Sole                            148661
J P MORGAN CHASE & CO          COM              46625h100      777    32368 SH       Sole                             32368
JOHNSON & JOHNSON              COM              478160104     4912    91449 SH       Sole                             91449
LINCOLN NATIONAL CORP          COM              534187109     1578    49975 SH       Sole                             49975
LOWES COS INC COM              COM              548661107     2833    75552 SH       Sole                             75552
LSI LOGIC CORP                 COM              502161102     1119   193850 SH       Sole                            193850
MEDIMMUNE INC                  COM              584699102     1354    49845 SH       Sole                             49845
MEDTRONIC                      COM              585055106     1397    30626 SH       Sole                             30626
MERCK & CO INC                 COM              589331107      890    15718 SH       Sole                             15718
METLIFE INC                    COM              59156r108     2082    77010 SH       Sole                             77010
MICROSOFT INC                  COM              594918104     5883   113796 SH       Sole                            113796
NEWMONT MINING CORP COM        COM              651639106     1832    63100 SH       Sole                             63100
NOBLE CORPORATION              COM              655042109      201     5720 SH       Sole                              5720
NOKIA CORP                     COM              654902204     2932   189165 SH       Sole                            189165
ORACLE SYSTEMS                 COM              68389X105     1257   116389 SH       Sole                            116389
PEPSICO INC                    COM              713448108      266     6307 SH       Sole                              6307
PETRO-CANADA                   COM              71644e102     1485    47750 SH       Sole                             47750
PFIZER INC                     COM              717081103     5994   196070 SH       Sole                            196070
ROYAL DUTCH PET CO NY          COM              780257804     1351    30680 SH       Sole                             30680
SAFEWAY INC                    COM              786514208      856    36635 SH       Sole                             36635
SBC COMMUNICATIONS             COM              78387G103      427    15737 SH       Sole                             15737
STAPLES INC                    COM              855030102      634    34669 SH       Sole                             34669
SUN MICROSYSTEMS               COM              866810104      329   105637 SH       Sole                            105637
SUNGARD DATA SYSTEMS           COM              867363103     1744    74020 SH       Sole                             74020
TALBOTS INC                    COM              874161102     1677    60910 SH       Sole                             60910
TARGET                         COM              87612e106      545    18150 SH       Sole                             18150
TELEFLEX INC                   COM              879369106      493    11500 SH       Sole                             11500
TIFFANY & CO                   COM              886547108      396    16550 SH       Sole                             16550
TJX COMPANIES INC              COM              872540109     2427   124325 SH       Sole                            124325
TORCHMARK CORP                 COM              891027104      577    15800 SH       Sole                             15800
TYSON FOODS INC                COM              902494103     3132   279150 SH       Sole                            279150
UNITED TECHNOLOGIES            COM              913017109     2706    43694 SH       Sole                             43694
UNUMPROVIDENT CORPORATION      COM              91529Y106     1695    96625 SH       Sole                             96625
US BANCORP                     COM              902973304     3882   182954 SH       Sole                            182954
VERIZON COMMUNICATIONS         COM              92343v104     2902    74888 SH       Sole                             74888
VIACOM INC CL B                COM              925524308     2198    53933 SH       Sole                             53933
WALMART                        COM              931142103     1196    23670 SH       Sole                             23670
WATSON PHARMACEUTICALS COM     COM              942683103     1380    48800 SH       Sole                             48800
WHITE MOUNTAIN                 COM              G9618e107     3428    10613 SH       Sole                             10613
VANGUARD INDEX TR 500 PORT     MF               922908108      268     3306 SH       Sole                              3306